Income Taxes (Expiry Schedule of Net Operating Loss Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Income Tax Disclosure [Abstract]
2026	¥ 8,129
2027	9,828
2028	4,246
2029	24,606
2030	53,538
Thereafter	214,227
Indefinite period	54,436
Total	¥ 369,010